Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Short-Term Investments [Abstract]
Cash and cash equivalents and short-term investments	Cash and cash equivalents and short-term investments
Cash and cash equivalents and short-term investments as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025	December 31, 2024
Deposits in banks (1)	$388,891	$334,850
Short-term investments	101,142	80,000
Total	$490,033	$414,850
(1) A portion of cash and cash equivalents is classified as restricted cash, as it includes customer balances of $848 thousand and $926 thousand as of December 31, 2025, and 2024, respectively.